Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Information [Line Items]
Segment Information

Note 6 — Segment Information

The Company operates as a single operating segment and addresses the threat of fake news for brands and the public sector and provide a software which identifies bad actors online and mitigates the threat in real-time. The company’s CODM is its Chief Executive Officer (CEO). The CODM reviews the Company’s performance on a consolidated basis. The CODM evaluates the Company’s performance and allocates resources by reviewing financial metrics like budget versus actual results and expenditures, as well as cash balances. This enables strategic adjustments to support operational and financial goals. As such, the segment’s loss is the Company’s consolidated net loss and the segment’s assets are the Company’s consolidated cash and cash equivalents.

Segment disclosures

The CODM reviews the Company’s results on a consolidated basis. As such, information on segment loss and significant expenses is similar to the Company’s consolidated statements of operations. The CODM is also regularly provided with information on significant expenses and cash and cash equivalents balances, as follows:

	Six months ended June 30,		Three months ended June 30,
	2026	2025	2026	2025
	USD thousands	USD thousands	USD thousands	USD thousands
Revenues	$3,268	$2,591	$1,853	$1,331
Less:
Cost of revenues	496	409	304	213
R&D expenses- excluding stock-based compensation expenses	4,737	2,825	1,922	1,510
S&M expenses- excluding stock-based compensation expenses	2,470	2,787	1,308	1,277
G&A expenses- excluding stock-based compensation expenses	5,069	1,772	1,216	884
Stock based compensation expenses	5,440	2,255	223	866
Operating loss	14,944	7,457	3,120	3,419
Finance expenses (income)	(799)	(1,716)	255	(992)
Taxes on income	64	19	64	19
Net loss	14,209	5,760	3,439	2,446
Cash and cash equivalents	$794	$183	$794	$183

Note 11 — Segment Information

The Company operates as a single operating segment and addresses the threat of fake news for brands and the public sector and provide a software which identifies bad actors online and mitigates the threat in real-time. The company’s CODM is its Chief Executive Officer (CEO). The CODM reviews the Company’s performance on a consolidated basis. The CODM evaluates the Company’s performance and allocates resources by reviewing financial metrics like budget versus actual results and expenditures, as well as cash balances. This enables strategic adjustments to support operational and financial goals. As such, the segment’s loss is the Company’s consolidated net loss and the segment’s assets are the Company’s consolidated cash and cash equivalents.

Segment disclosures

The CODM reviews the Company’s results on a consolidated basis. As such, information on segment loss and significant expenses is similar to the Company’s consolidated statements of operations. The CODM is also regularly provided with information on significant expenses and cash and cash equivalents balances, as follow:

	Year ended December 31 2025	Year ended December 31 2024
	USD thousands	USD thousands
Revenues	5,707	4,155
Less:
Cost of revenues	866	782
R&D expenses – excluding stock based compensation expenses	5,800	4,076
S&M expenses – excluding stock based compensation expenses	5,141	3,265
G&A expenses – excluding stock-based compensation expenses	2,846	3,679
Stock based compensation expenses	3,024	1,551
Operating loss	11,970	9,198

Interest expense	493	216
Other financial expenses	335	6,182
Taxes on Income	21	14
Net loss	12,819	15,610

Cash and cash equivalents	294	927

TRAILBLAZER HOLDINGS, INC. [Member]
Segment Information [Line Items]
Segment Information

NOTE 6. SEGMENT INFORMATION

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the Chief Executive Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment.

The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the statements of operations as net income or loss. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews the below key metric included in net income or loss:

	For The Year ended December 31, 2025	For The Period from July 16, 2024 (inception) through December 31, 2024
Operating expenses	$156,348	$53,820

Operating expenses are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a business combination or similar transaction within the business combination period. The CODM also reviews operating expenses to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. Operating expenses, as reported on the statements of operations, are the significant segment expenses provided to the CODM on a regular basis.